Changes in Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Postretirement Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 6,787	$ 8,514
Interest cost	263	297	$ 349
Benefits paid	(230)	(362)
Medicare subsidy received		37
Plan amendments		(1,471)
Actuarial (gains) losses	820	(228)
Benefit Obligation at End of Year	7,640	6,787	8,514
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	28,255	28,415
Service cost	1,173	1,264	1,185
Interest cost	1,155	1,225	1,188
Benefits paid	(536)	(421)
Actuarial (gains) losses	(1,751)	(766)
Currency exchange rate changes	(3,650)	(1,462)
Benefit Obligation at End of Year	$ 24,646	$ 28,255	$ 28,415